PORTFOLIO OF INVESTMENTS – as of September 30, 2020 (Unaudited)

Loomis Sayles Strategic Alpha Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 72.3% of Net Assets
Non-Convertible Bonds – 70.8%
	ABS Car Loan – 7.4%
$ 2,590,000	American Credit Acceptance Receivables Trust, Series 2020-3, Class D, 2.400%, 6/15/2026, 144A	$2,655,532
2,805,000	AmeriCredit Automobile Receivables Trust, Series 2018-2, Class D, 4.010%, 7/18/2024(a)	2,980,258
3,845,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class D, 4.040%, 11/18/2024(a)	4,065,029
480,000	AmeriCredit Automobile Receivables Trust, Series 2020-2, Class D, 2.130%, 3/18/2026	486,290
1,210,000	Avid Automobile Receivables Trust, Series 2019-1, Class C, 3.140%, 7/15/2026, 144A	1,239,794
1,035,000	Avid Automobile Receivables Trust, Series 2019-1, Class D, 4.030%, 7/15/2026, 144A	1,051,376
845,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class B, 2.960%, 2/20/2027, 144A(a)	872,219
1,785,000	California Republic Auto Receivables Trust, Series 2018-1, Class D, 4.330%, 4/15/2025	1,851,126
135,000	CarMax Auto Owner Trust, Series 2018-1, Class D, 3.370%, 7/15/2024(a)	138,659
1,435,000	CarMax Auto Owner Trust, Series 2018-2, Class D, 3.990%, 4/15/2025(a)	1,494,400
137,353	CarMax Auto Owner Trust, Series 2018-4, Class A2B, 1-month LIBOR + 0.200%, 0.352%, 2/15/2022(a)(b)	137,357
1,125,000	CarMax Auto Owner Trust, Series 2018-4, Class D, 4.150%, 4/15/2025	1,172,028
2,350,000	CarMax Auto Owner Trust, Series 2019-1, Class D, 4.040%, 8/15/2025	2,416,643
525,000	Credit Acceptance Auto Loan Trust, Series 2017-3A, Class C, 3.480%, 10/15/2026, 144A(a)	530,599
1,205,000	Credit Acceptance Auto Loan Trust, Series 2018-2A, Class C, 4.160%, 9/15/2027, 144A(a)	1,244,855
4,745,000	Credit Acceptance Auto Loan Trust, Series 2019-1A, Class C, 3.940%, 6/15/2028, 144A(a)	4,961,437
2,653,079	Drive Auto Receivables Trust, Series 2018-1, Class D, 3.810%, 5/15/2024(a)	2,712,348
195,000	Drive Auto Receivables Trust, Series 2018-3, Class D, 4.300%, 9/16/2024(a)	203,711
2,395,000	Drive Auto Receivables Trust, Series 2018-5, Class D, 4.300%, 4/15/2026(a)	2,541,627
1,330,000	Drive Auto Receivables Trust, Series 2019-1, Class D, 4.090%, 6/15/2026(a)	1,396,215
1,390,000	DT Auto Owner Trust, Series 2018-2A, Class D, 4.150%, 3/15/2024, 144A(a)	1,434,926
1,655,000	DT Auto Owner Trust, Series 2019-2A, Class D, 3.480%, 2/18/2025, 144A(a)	1,718,464
240,000	DT Auto Owner Trust, Series 2020-2A, Class D, 4.730%, 3/16/2026, 144A	258,358
1,110,000	DT Auto Owner Trust, Series 2020-3A, Class D, 1.840%, 6/15/2026, 144A	1,114,315
1,265,000	Exeter Automobile Receivables Trust, Series 2020-2A, Class D, 4.730%, 4/15/2026, 144A	1,364,944

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	ABS Car Loan – continued
$ 800,000	Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.320%, 7/15/2025	$801,813
635,000	First Investors Auto Owner Trust , Series 2019-2A, Class D, 2.800%, 12/15/2025, 144A	651,681
1,475,000	First Investors Auto Owner Trust , Series 2019-2A, Class E, 3.880%, 1/15/2026, 144A	1,488,875
650,000	Flagship Credit Auto Trust, Series 2016-3, Class D, 3.890%, 11/15/2022, 144A(a)	661,555
3,305,000	Flagship Credit Auto Trust, Series 2019-2, Class D, 3.530%, 5/15/2025, 144A(a)	3,420,320
1,260,000	GLS Auto Receivables Trust, Series 2018-3A, Class B, 3.780%, 8/15/2023, 144A(a)	1,282,383
5,030,000	GLS Auto Receivables Trust, Series 2019-2A, Class C, 3.540%, 2/18/2025, 144A(a)	5,216,923
4,375,000	GLS Auto Receivables Trust, Series 2020-3A, Class C, 1.920%, 5/15/2025, 144A(a)	4,448,102
4,355,000	NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A1, 1-month LIBOR + 0.680%, 0.832%, 10/17/2022, 144A(a)(b)	4,354,600
2,590,000	NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A1, 1-month LIBOR + 0.640%, 0.792%, 2/15/2023, 144A(a)(b)	2,591,216
2,820,000	NextGear Floorplan Master Owner Trust, Series 2018-2A, Class A1, 1-month LIBOR + 0.600%, 0.752%, 10/15/2023, 144A(a)(b)	2,827,123
2,018,061	Prestige Auto Receivables Trust, Series 2016-1A, Class D, 5.150%, 11/15/2021, 144A(a)	2,021,801
910,000	Prestige Auto Receivables Trust, Series 2019-1A, Class E, 3.900%, 5/15/2026, 144A	919,893
3,210,000	Santander Drive Auto Receivables Trust, Series 2020-1, Class D, 5.350%, 3/15/2028(a)	3,576,348
3,585,000	Santander Drive Auto Receivables Trust, Series 2018-2, Class D, 3.880%, 2/15/2024(a)	3,711,698
4,140,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.220%, 7/15/2025(a)	4,277,228
1,140,000	Santander Drive Auto Receivables Trust, Series 2020-2, Class D, 2.220%, 9/15/2026(a)	1,156,830
353,000	Tidewater Auto Receivables Trust, Series 2018-AA, Class D, 4.300%, 11/15/2024, 144A(a)	363,180
4,605,000	Volvo Financial Equipment Master Owner Trust, Series 2018-A, Class A, 1-month LIBOR + 0.520%, 0.672%, 7/17/2023, 144A(a)(b)	4,610,036

		88,424,115

	ABS Credit Card – 1.1%
5,425,000	Discover Card Execution Note Trust, Series 2018-A3, Class A3, 1-month LIBOR + 0.230%, 0.382%, 12/15/2023(a)(b)	5,433,450
640,000	Genesis Sales Finance Master Trust, Series 2019-AA, Class A, 4.680%, 8/20/2023, 144A(a)	643,330
6,995,000	World Financial Network Credit Card Master Trust, Series 2019-C, Class M, 2.710%, 7/15/2026(a)	7,181,075

		13,257,855

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	ABS Home Equity – 7.6%
$ 1,016,252	Ajax Mortgage Loan Trust, Series 2017-B, Class A, 3.163%, 9/25/2056, 144A(a)(c)	$1,013,473
263,019	Alternative Loan Trust, Series 2004-16CB, Class 1A1, 5.500%, 7/25/2034(a)	271,669
279,797	Alternative Loan Trust, Series 2004-16CB, Class 3A1, 5.500%, 8/25/2034(a)	289,267
444,623	Alternative Loan Trust, Series 2005-J1, Class 2A1, 5.500%, 2/25/2025(d)(e)	450,091
300,000	American Homes 4 Rent, Series 2014-SFR2, Class D, 5.149%, 10/17/2036, 144A(a)	331,416
2,170,000	American Homes 4 Rent, Series 2014-SFR2, Class E, 6.231%, 10/17/2036, 144A(a)	2,446,916
1,200,000	American Homes 4 Rent, Series 2014-SFR3, Class E, 6.418%, 12/17/2036, 144A(a)	1,352,394
3,138,000	American Homes 4 Rent, Series 2015-SFR1, Class E, 5.639%, 4/17/2052, 144A(a)	3,468,123
427,049	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	429,143
476,561	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	517,477
313,715	Banc of America Funding Trust, Series 2007-4, Class 5A1, 5.500%, 11/25/2034(d)(e)	309,573
1,615,000	Bayview Opportunity Master Fund V Trust, Series 2020-RN3, Class A1, 3.105%, 9/25/2035, 144A(c)	1,615,808
3,887,722	Citigroup Mortgage Loan Trust, Series 2019-E, Class A1, 3.228%, 11/25/2070, 144A(a)(c)	3,931,331
1,109,142	Citigroup Mortgage Loan Trust, Series 2018-A, Class A1, 4.000%, 1/25/2068, 144A(c)	1,114,084
2,644,070	Citigroup Mortgage Loan Trust, Series 2018-C, Class A1, 4.125%, 3/25/2059, 144A(c)	2,688,329
2,047,165	Citigroup Mortgage Loan Trust, Series 2019-B, Class A1, 3.258%, 4/25/2066, 144A(c)	2,070,402
2,200,000	Colony American Finance Ltd., Series 2015-1, Class D, 5.649%, 10/15/2047, 144A	2,212,267
1,065,000	Colony American Finance Ltd., Series 2016-1, Class C, 4.638%, 6/15/2048, 144A(a)(c)	1,065,970
1,304,000	Connecticut Avenue Securities Trust, Series 2020-R01, Class 1M2, 1-month LIBOR + 2.050%, 2.198%, 1/25/2040, 144A(b)	1,277,702
1,830,000	CoreVest American Finance Ltd., Series 2019-2, Class B, 3.424%, 6/15/2052, 144A(a)	1,873,164
401,801	Countrywide Alternative Loan Trust, Series 2003-22CB, Class 1A1, 5.750%, 12/25/2033(a)	417,818
716,668	Countrywide Alternative Loan Trust, Series 2004-J10, Class 2CB1, 6.000%, 9/25/2034	751,261
49,850	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB4, Class 2A1, 2.967%, 9/20/2034(a)(c)(d)(e)	47,805
2,342,955	Credit Suisse Mortgage Trust, Series 2018-RPL2, Class A1, 4.311%, 8/25/2062, 144A(a)(c)	2,360,889
1,033,993	Credit Suisse Mortgage Trust, Series 2018-RPL7, Class A1, 4.000%, 8/26/2058, 144A(a)	1,050,075
4,055,000	Credit Suisse Mortgage Trust, Series 2018-RPL8, Class A2, 4.167%, 7/25/2058, 144A(c)	4,050,064
2,531,620	Credit Suisse Mortgage Trust, Series 2019-RP10, Class A1, 3.120%, 12/26/2059, 144A(c)	2,427,872

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	ABS Home Equity – continued
$ 1,895,000	Credit Suisse Mortgage Trust, Series 2020-RPL3, Class A1, 2.691%, 3/25/2060, 144A(c)	$1,894,941
173,630	CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-27, Class 4A4, 5.750%, 11/25/2033(a)	182,758
464,100	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1-month LIBOR + 0.330%, 0.486%, 9/19/2045(b)	346,130
1,280,796	Dukinfield II PLC, Series 2, Class A, GBP 3-month LIBOR + 1.250%, 1.307%, 12/20/2052, (GBP)(a)(b)	1,655,817
1,108,327	Federal National Mortgage Association Connecticut Avenue Securities, Series 2017-C05, Class 1M2, 1-month LIBOR + 2.200%, 2.348%, 1/25/2030(b)	1,093,010
1,715,000	FirstKey Homes Trust, Series 2020-SRF1, Class E, 2.791%, 8/17/2037, 144A	1,754,155
113,359	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class M2, 1-month LIBOR + 1.800%, 1.948%, 7/25/2030(b)	111,377
677,704	Grand Avenue Mortgage Loan Trust, Series 2017-RPL1, Class A1, 3.250%, 8/25/2064, 144A	663,945
567,213	IndyMac Index Mortgage Loan Trust, Series 2004-AR7, Class A5, 1-month LIBOR + 1.220%, 1.368%, 9/25/2034(b)	519,319
2,354,906	IndyMac Index Mortgage Loan Trust, Series 2006-AR2, Class 2A1, 1-month LIBOR + 0.210%, 0.358%, 2/25/2046(b)	1,884,353
2,614,643	Invitation Homes Trust, Series 2018-SFR1, Class E, 1-month LIBOR + 2.000%, 2.151%, 3/17/2037, 144A(b)	2,617,497
4,475,000	Invitation Homes Trust, Series 2018-SFR2, Class E, 1-month LIBOR + 2.000%, 2.152%, 6/17/2037, 144A(b)	4,479,901
1,106,013	JPMorgan Mortgage Trust, Series 2004-S1, Class 2A1, 6.000%, 9/25/2034	1,170,301
2,197,493	Legacy Mortgage Asset Trust, Series 2019-GS3, Class A1, 3.750%, 4/25/2059, 144A(c)	2,236,205
1,971,111	Legacy Mortgage Asset Trust, Series 2020-GS1, Class A1, 2.882%, 10/25/2059, 144A(c)	1,976,107
849,653	Legacy Mortgage Asset Trust, Series 2020-GS5, Class A1, 3.250%, 6/25/2060, 144A	855,059
415,830	Lehman XS Trust, Series 2006-2N, Class 1A1, 1-month LIBOR + 0.260%, 0.408%, 2/25/2046(b)	366,385
181,107	MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 5A1, 3.375%, 5/25/2034(a)(c)(d)(e)	178,605
271,561	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1, 5.250%, 11/25/2033(a)	279,978
237,222	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1, 5.500%, 6/25/2034(a)	244,163
298,500	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1, 6.000%, 6/25/2034(a)	310,111
836,803	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1, 6.000%, 9/25/2034	865,313
55,684	Merrill Lynch Mortgage Investors Trust, Series 2006-2, Class 2A, 2.842%, 5/25/2036(a)(c)(d)(e)	54,488
389,128	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 4A2, 5.500%, 11/25/2035(d)(e)	343,489
808,402	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5, 5.500%, 11/25/2035(d)(e)	792,463

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	ABS Home Equity – continued
$ 752,806	New Residential Mortgage Loan Trust, Series 2020-NPL2, Class A1, 3.228%, 8/25/2060, 144A(c)	$752,722
895,000	Preston Ridge Partners Mortgage LLC, Series 2018-1A, Class A2, 5.000%, 4/25/2023, 144A(c)	896,798
1,676,536	Preston Ridge Partners Mortgage LLC, Series 2019-4A, Class A1, 3.351%, 11/25/2024, 144A(c)	1,678,863
3,608,415	Preston Ridge Partners Mortgage LLC, Series 2020-1A, Class A1, 2.981%, 2/25/2025, 144A(a)(c)	3,595,390
1,005,000	Progress Residential Trust, Series 2019-SFR3, Class D, 2.871%, 9/17/2036, 144A	1,024,691
681,000	Progress Residential Trust, Series 2017-SFR2, Class E, 4.142%, 12/17/2034, 144A	684,033
564,000	Progress Residential Trust, Series 2018-SFR2, Class E, 4.656%, 8/17/2035, 144A	578,297
715,000	Progress Residential Trust, Series 2018-SFR3, Class E, 4.873%, 10/17/2035, 144A	735,210
2,398,000	Progress Residential Trust, Series 2019-SFR1, Class E, 4.466%, 8/17/2035, 144A	2,473,792
785,000	Progress Residential Trust, Series 2020-SFR3, Class E, 2.296%, 10/17/2027, 144A	785,080
27,601	RCO V Mortgage LLC, Series 2019-1, Class A1, 3.721%, 5/24/2024, 144A(a)(c)	27,818
1,535,000	RCO V Mortgage LLC, Series 2020-1, Class A1, 3.105%, 9/25/2025, 144A(c)	1,535,768
2,709,120	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1, 1-month LIBOR + 0.310%, 0.458%, 7/25/2035(b)	1,957,832
859,944	Towd Point Mortgage Trust, Series 2015-2, Class 1A13, 2.500%, 11/25/2060, 144A(a)(c)	867,951
1,040,000	Tricon American Homes, Series 2020-SFR1, Class E, 3.544%, 7/17/2038, 144A	1,094,788
3,823,925	Vericrest Opportunity Loan Trust, Series 2019-NPL5, Class A1A, 3.352%, 9/25/2049, 144A(c)	3,828,305
1,229,218	Vericrest Opportunity Loan Trust, Series 2019-NPL9, Class A1A, 3.327%, 11/26/2049, 144A(c)	1,232,283

		90,459,874

	ABS Other – 5.2%
670,201	Accelerated Assets LLC, Series 2018-1, Class B, 4.510%, 12/02/2033, 144A	677,954
2,218,114	AIM Aviation Finance Ltd., Series 2015-1A, Class B1, 5.072%, 2/15/2040, 144A(c)	735,746
350,000	Ascentium Equipment Receivables Trust, Series 2017-2A, Class C, 2.870%, 8/10/2022, 144A(a)	355,819
955,833	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A, 4.213%, 12/16/2041, 144A(a)(c)	850,615
1,283,438	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class B, 5.682%, 12/16/2041, 144A(a)(c)	837,737
250,000	CCG Receivables Trust, Series 2018-1, Class C, 3.420%, 6/16/2025, 144A(a)	253,690
580,000	Chesapeake Funding II LLC, Series 2017-2A, Class D, 3.710%, 5/15/2029, 144A	583,635

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	ABS Other – continued
$ 775,000	Chesapeake Funding II LLC, Series 2017-4A, Class D, 3.260%, 11/15/2029, 144A	$773,678
790,000	Chesapeake Funding II LLC, Series 2018-1A, Class C, 3.570%, 4/15/2030, 144A(a)	805,950
2,125,000	Chesapeake Funding II LLC, Series 2018-1A, Class D, 3.920%, 4/15/2030, 144A	2,145,987
301,458	Diamond Resorts Owner Trust, Series 2017-1A, Class C, 6.070%, 10/22/2029, 144A	306,065
1,189,666	Diamond Resorts Owner Trust, Series 2018-1, Class C, 4.530%, 1/21/2031, 144A	1,202,159
1,636,223	Diamond Resorts Owner Trust, Series 2019-1, Class B, 3.530%, 2/20/2032, 144A(a)	1,655,050
3,100,000	Fairstone Financial Issuance Trust I, Series 2019-1A, Class A, 3.948%, 3/21/2033, 144A, (CAD)(a)	2,330,186
2,245,679	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(d)(e)(f)(g)	756,434
1,009,036	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(d)(e)(f)(g)	115,504
3,410,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(d)(e)(f)(g)(h)	—
712,764	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(d)(f)(i)	611,488
511,999	Hilton Grand Vacations Trust, Series 2018-AA, Class C, 4.000%, 2/25/2032, 144A(a)	522,939
4,460,362	Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/2038, 144A(a)	4,213,642
975,000	HPEFS Equipment Trust, Series 2020-1A, Class D, 2.260%, 2/20/2030, 144A(a)	980,431
5,900,000	HPEFS Equipment Trust, Series 2020-2A, Class D, 2.790%, 7/22/2030, 144A(a)	5,977,768
2,114,690	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038, 144A(a)	1,835,710
1,295,919	MAPS Ltd., Series 2018-1A, Class A, 4.212%, 5/15/2043, 144A(a)	1,192,502
1,726,248	MAPS Ltd., Series 2018-1A, Class B, 5.193%, 5/15/2043, 144A	1,030,699
329,095	MVW LLC, Series 2020-1A, Class C, 4.210%, 10/20/2037, 144A	341,927
536,386	MVW Owner Trust, Series 2019-1A, Class C, 3.330%, 11/20/2036, 144A	542,336
3,120,000	OneMain Financial Issuance Trust, Series 2015-3A, Class B, 4.160%, 11/20/2028, 144A(a)	3,153,168
3,230,000	OneMain Financial Issuance Trust, Series 2019-1A, Class D, 4.220%, 2/14/2031, 144A(a)	3,320,417
1,110,000	OneMain Financial Issuance Trust, Series 2020-1A, Class B, 4.830%, 5/14/2032, 144A(a)	1,194,307
1,020,000	OneMain Financial Issuance Trust, Series 2020-2A, Class C, 2.760%, 9/14/2035, 144A	1,029,314
810,000	Oxford Finance Funding Trust, Series 2019-1A, Class A2, 4.459%, 2/15/2027, 144A(a)	834,468
3,980,000	Republic Finance Issuance Trust, Series 2019-A, Class A, 3.430%, 11/22/2027, 144A(a)	4,046,164

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	ABS Other – continued
$ 4,079,743	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A(a)	$3,694,831
3,718,000	SCF Equipment Trust LLC, Series 2018-1A, Class C, 4.210%, 4/20/2027, 144A(a)	3,808,742
589,477	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class C, 3.510%, 7/20/2037, 144A	594,309
580,000	SoFi Consumer Loan Program Trust, Series 2018-1, Class B, 3.650%, 2/25/2027, 144A(a)	596,197
1,690,000	SoFi Consumer Loan Program Trust, Series 2018-2, Class B, 3.790%, 4/26/2027, 144A(a)	1,733,155
1,010,000	SoFi Consumer Loan Program Trust, Series 2018-4, Class C, 4.170%, 11/26/2027, 144A(a)	1,034,636
4,130,000	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.970%, 9/25/2037, 144A	4,146,433
1,021,957	Sprite Ltd., Series 2017-1, Class B, 5.750%, 12/15/2037, 144A	601,379
436,300	Textainer Marine Containers VII Ltd., Series 2020-1A, Class A, 2.730%, 8/21/2045, 144A(a)	446,925
1,037,652	Wave LLC, Series 2017-1A, Class B, 5.682%, 11/15/2042, 144A	745,366

		62,615,462

	ABS Student Loan – 1.4%
2,659,781	Education Funding Trust, Series 2020-A, Class A, 2.790%, 7/25/2041, 144A(a)	2,771,906
3,410,000	Navient Private Education Refi Loan Trust, Series 2019-FA, Class B, 3.120%, 8/15/2068, 144A(a)	3,477,533
1,035,000	Navient Private Education Refi Loan Trust, Series 2018-A, Class B, 3.680%, 2/18/2042, 144A(a)	1,054,253
695,000	Navient Private Education Refi Loan Trust, Series 2019-GA, Class B, 3.080%, 10/15/2068, 144A(a)	702,758
840,000	Navient Private Education Refi Loan Trust, Series 2020-FA, Class B, 2.690%, 7/15/2069, 144A(a)	848,642
682,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28-day ARS, 3.150%, 6/15/2032(a)(b)	668,364
1,923,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28-day ARS, 3.180%, 3/15/2033(a)(b)	1,884,346
208,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28-day ARS, 3.200%, 3/15/2033(a)(b)	203,819
800,000	SMB Private Education Loan Trust, Series 2015-C, Class B, 3.500%, 9/15/2043, 144A(a)	836,870
973,013	SMB Private Education Loan Trust, Series 2017-B, Class A2B, 1-month LIBOR + 0.750%, 0.902%, 10/15/2035, 144A(a)(b)	965,375
190,000	SMB Private Education Loan Trust, Series 2018-B, Class B, 4.000%, 7/15/2042, 144A(a)	190,041
510,000	SMB Private Education Loan Trust, Series 2018-C, Class B, 4.000%, 11/17/2042, 144A(a)	525,932
641,622	SoFi Professional Loan Program LLC, Series 2016-A, Class B, 3.570%, 1/26/2038, 144A(a)	652,488
125,000	SoFi Professional Loan Program LLC, Series 2016-C, Class B, 3.350%, 5/25/2037, 144A(a)(c)	127,618

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	ABS Student Loan – continued
$ 1,350,000	SoFi Professional Loan Program Trust, Series 2020-A, Class BFX, 3.120%, 5/15/2046, 144A(a)	$1,405,238

		16,315,183

	ABS Whole Business – 1.8%
4,201,866	Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.810%, 11/15/2048, 144A(a)	4,371,956
985,000	Arbys Funding LLC, Series 2020-1A, Class A2, 3.237%, 7/30/2050, 144A	1,014,442
3,270,150	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/2047, 144A	3,102,712
495,000	DB Master Finance LLC, Series 2019-1A, Class A23, 4.352%, 5/20/2049, 144A	538,634
2,829,003	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.118%, 7/25/2047, 144A(a)	3,051,362
2,555,688	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049, 144A	2,397,158
2,568,675	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.540%, 2/25/2044, 144A(a)	2,767,995
3,350,263	Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/2048, 144A(a)	3,526,620
718,463	Wendy’s Funding LLC, Series 2019-1A, Class A2II, 4.080%, 6/15/2049, 144A	771,788

		21,542,667

	Aerospace & Defense – 3.1%
1,635,000	Boeing Co. (The), 2.250%, 6/15/2026	1,591,472
700,000	Boeing Co. (The), 2.950%, 2/01/2030	677,480
70,000	Boeing Co. (The), 3.100%, 5/01/2026	69,828
290,000	Boeing Co. (The), 3.250%, 2/01/2035	272,591
1,065,000	Boeing Co. (The), 3.375%, 6/15/2046	912,755
30,000	Boeing Co. (The), 3.550%, 3/01/2038	27,328
90,000	Boeing Co. (The), 3.625%, 3/01/2048	79,092
295,000	Boeing Co. (The), 3.650%, 3/01/2047	260,465
2,135,000	Boeing Co. (The), 3.750%, 2/01/2050	1,948,209
375,000	Boeing Co. (The), 3.825%, 3/01/2059	330,531
325,000	Boeing Co. (The), 3.850%, 11/01/2048	297,807
1,420,000	Boeing Co. (The), 3.900%, 5/01/2049	1,308,794
575,000	Boeing Co. (The), 3.950%, 8/01/2059	520,526

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Aerospace & Defense – continued
$ 3,185,000	Boeing Co. (The), 5.150%, 5/01/2030(a)	$3,579,968
1,105,000	Boeing Co. (The), 5.705%, 5/01/2040	1,302,709
8,950,000	Boeing Co. (The), 5.805%, 5/01/2050(a)	10,827,532
1,685,000	Boeing Co. (The), 5.930%, 5/01/2060	2,085,422
1,475,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	1,416,000
1,105,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	1,049,198
2,550,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	2,898,993
305,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	250,283
2,580,000	Spirit AeroSystems, Inc., 7.500%, 4/15/2025, 144A	2,615,449
3,010,000	TransDigm, Inc., 6.250%, 3/15/2026, 144A	3,143,328

		37,465,760

	Airlines – 0.4%
6,950,000	United Airlines Pass Through Trust, Series 2019-2, Class B, 3.500%, 11/01/2029(a)	4,921,156

	Automotive – 2.6%
2,960,000	FCE Bank PLC, EMTN, 0.869%, 9/13/2021, (EUR)	3,398,092
370,000	FCE Bank PLC, EMTN, 1.134%, 2/10/2022, (EUR)	424,445
1,580,000	FCE Bank PLC, EMTN, 1.875%, 6/24/2021, (EUR)	1,833,687
1,530,000	Ford Motor Co., 8.500%, 4/21/2023	1,667,700
1,800,000	Ford Motor Co., 9.000%, 4/22/2025	2,063,718
400,000	Ford Motor Co., 9.625%, 4/22/2030	516,500
655,000	Ford Motor Credit Co. LLC, 1.514%, 2/17/2023, (EUR)	728,190
1,625,000	General Motors Co., 5.200%, 4/01/2045	1,750,393
5,875,000	General Motors Co., 5.400%, 4/01/2048	6,501,637
7,050,000	General Motors Co., 5.950%, 4/01/2049	8,260,737
925,000	General Motors Co., 6.250%, 10/02/2043	1,096,184
510,000	General Motors Co., 6.750%, 4/01/2046	627,798

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Automotive – continued
$ 2,245,000	Volkswagen Group of America Finance LLC, 3.350%, 5/13/2025, 144A(a)	$2,451,419

		31,320,500

	Banking – 2.3%
345,000	Ally Financial, Inc., 3.875%, 5/21/2024	367,664
325,000	Ally Financial, Inc., 4.625%, 3/30/2025	356,995
2,000,000	Ally Financial, Inc., 5.750%, 11/20/2025	2,242,371
2,350,000	Ally Financial, Inc., 5.800%, 5/01/2025	2,710,398
44,570,000	Banco Hipotecario S.A., Argentina Deposit Rates Badlar Pvt Banks + 4.000%, 33.688%, 11/07/2022, 144A, (ARS)(b)	309,389
21,970,000	Banco Macro S.A., 17.500%, 5/08/2022, 144A, (ARS)	101,611
4,460,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	4,407,550
685,000	BBVA Bancomer S.A., 1.875%, 9/18/2025, 144A	669,245
1,430,000	Danske Bank A/S, (fixed rate to 12/20/2024, variable rate thereafter), 3.244%, 12/20/2025, 144A(a)	1,517,659
1,875,000	Deutsche Bank AG, (fixed rate to 9/18/2023, variable rate thereafter), 2.222%, 9/18/2024	1,888,031
1,265,000	Deutsche Bank AG, (fixed rate to 9/18/2030, variable rate thereafter), 3.547%, 9/18/2031	1,278,205
6,690,000	JPMorgan Chase & Co., (fixed rate to 3/24/2030, variable rate thereafter), 4.493%, 3/24/2031(a)	8,164,091
1,100,000	Standard Chartered PLC, (fixed rate to 4/01/2030, variable rate thereafter), 4.644%, 4/01/2031, 144A(a)	1,266,190
2,255,000	UniCredit SpA, (fixed rate to 9/22/2025, variable rate thereafter), 2.569%, 9/22/2026, 144A	2,234,890

		27,514,289

	Building Materials – 0.9%
1,915,000	Builders FirstSource, Inc., 6.750%, 6/01/2027, 144A	2,051,444
200,000	CEMEX Finance LLC, 6.000%, 4/01/2024, 144A	204,360
3,360,000	Cemex SAB de CV, 5.200%, 9/17/2030, 144A	3,376,464
1,725,000	Cemex SAB de CV, 5.450%, 11/19/2029, 144A	1,744,406
615,000	Cemex SAB de CV, 5.700%, 1/11/2025, 144A	627,893
210,000	Cemex SAB de CV, 7.750%, 4/16/2026, 144A	221,288
1,970,000	Standard Industries, Inc., 4.375%, 7/15/2030, 144A	2,019,772

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Building Materials – continued
$ 805,000	Vulcan Materials Co., 3.500%, 6/01/2030(a)	$901,537

		11,147,164

	Cable Satellite – 1.8%
5,670,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	5,860,569
1,585,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 8/15/2030, 144A	1,664,321
175,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 5/01/2032, 144A	182,656
310,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/01/2029, 144A	335,963
1,610,000	CSC Holdings LLC, 4.125%, 12/01/2030, 144A	1,640,992
2,710,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	2,730,325
1,060,000	CSC Holdings LLC, 6.500%, 2/01/2029, 144A	1,175,275
265,000	Sirius XM Radio, Inc., 4.625%, 7/15/2024, 144A	274,109
1,355,000	Sirius XM Radio, Inc., 5.000%, 8/01/2027, 144A	1,412,587
485,000	Sirius XM Radio, Inc., 5.375%, 7/15/2026, 144A	504,740
110,000	Sirius XM Radio, Inc., 5.500%, 7/01/2029, 144A	117,975
1,660,000	Virgin Media Finance PLC, 5.000%, 7/15/2030, 144A	1,651,700
1,225,000	Virgin Media Secured Finance PLC, 5.500%, 8/15/2026, 144A	1,277,063
1,725,000	Ziggo BV, 4.875%, 1/15/2030, 144A	1,785,168
1,095,000	Ziggo BV, 5.500%, 1/15/2027, 144A	1,147,013

		21,760,456

	Chemicals – 0.3%
1,540,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030, 144A	1,437,975
2,305,000	Nutrition & Biosciences, Inc., 2.300%, 11/01/2030, 144A	2,324,401

		3,762,376

	Construction Machinery – 0.5%
5,460,000	United Rentals North America, Inc., 4.000%, 7/15/2030	5,596,500

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Consumer Cyclical Services – 2.6%
$ 2,045,000	Booking Holdings, Inc., 4.500%, 4/13/2027(a)	$2,401,123
3,325,000	Booking Holdings, Inc., 4.625%, 4/13/2030(a)	3,994,633
270,000	eBay, Inc., 4.000%, 7/15/2042(a)	301,753
5,190,000	Expedia Group, Inc., 3.250%, 2/15/2030	5,000,619
1,375,000	Expedia Group, Inc., 4.625%, 8/01/2027, 144A	1,442,953
4,395,000	Expedia Group, Inc., 6.250%, 5/01/2025, 144A	4,847,285
2,250,000	Expedia Group, Inc., 7.000%, 5/01/2025, 144A	2,433,526
515,000	Uber Technologies, Inc., 7.500%, 5/15/2025, 144A	548,779
265,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	272,208
4,580,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	4,900,600
5,160,000	Uber Technologies, Inc., 8.000%, 11/01/2026, 144A	5,499,477

		31,642,956

	Consumer Products – 0.1%
930,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031, 144A(a)	946,526

	Diversified Manufacturing – 0.2%
1,515,000	General Electric Co., 3.625%, 5/01/2030(a)	1,568,954
720,000	General Electric Co., 4.350%, 5/01/2050(a)	734,120

		2,303,074

	Electric – 1.7%
965,000	AES Corp. (The), 3.950%, 7/15/2030, 144A	1,066,286
985,000	AES Corp. (The), 5.125%, 9/01/2027	1,049,124
325,000	AES Corp. (The), 5.500%, 4/15/2025	335,030
115,000	AES Corp. (The), 6.000%, 5/15/2026	120,799
1,165,000	Calpine Corp., 5.125%, 3/15/2028, 144A	1,205,775
1,210,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A(a)	1,412,288
270,000	IPALCO Enterprises, Inc., 4.250%, 5/01/2030, 144A	305,492
480,000	NRG Energy, Inc., 5.250%, 6/15/2029, 144A	522,000
1,075,000	NRG Energy, Inc., 5.750%, 1/15/2028	1,159,656

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Electric – continued
$ 1,785,000	Pacific Gas & Electric Co., 3.500%, 8/01/2050	$1,609,393
10,765,000	Vistra Operations Co. LLC, 3.700%, 1/30/2027, 144A(a)	11,321,157

		20,107,000

	Finance Companies – 3.3%
905,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.650%, 7/21/2027	828,972
2,430,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.875%, 1/23/2028	2,239,795
2,745,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.500%, 9/15/2023(a)	2,828,862
1,140,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.500%, 7/15/2025	1,230,705
2,755,000	Air Lease Corp., 3.375%, 7/01/2025(a)	2,815,224
6,000,000	Aircastle Ltd., 4.250%, 6/15/2026(a)	5,549,280
1,480,000	Aviation Capital Group LLC, 5.500%, 12/15/2024, 144A	1,526,968
5,755,000	GE Capital Funding LLC, 4.400%, 5/15/2030, 144A(a)	6,180,345
90,000	Navient Corp., 5.875%, 10/25/2024	89,494
280,000	OneMain Finance Corp., 5.375%, 11/15/2029	291,200
190,000	OneMain Finance Corp., 6.625%, 1/15/2028	210,862
5,000	OneMain Finance Corp., 6.875%, 3/15/2025	5,548
3,218,000	OneMain Finance Corp., 7.125%, 3/15/2026	3,595,150
1,855,000	OneMain Finance Corp., 8.875%, 6/01/2025	2,054,412
5,865,000	Quicken Loans LLC, 5.250%, 1/15/2028, 144A	6,179,716
1,555,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	1,541,394
2,055,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	2,029,313

		39,197,240

	Financial Other – 0.5%
2,595,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.750%, 9/15/2024	2,627,437
2,525,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	2,630,545
485,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.250%, 5/15/2026	505,613

		5,763,595

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Food & Beverage – 0.9%
$ 3,256,000	Fomento Economico Mexicano SAB de CV, 3.500%, 1/16/2050(a)	$3,463,596
1,455,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	1,492,932
2,305,000	Kraft Heinz Foods Co., 4.875%, 10/01/2049, 144A	2,432,507
715,000	Kraft Heinz Foods Co., 5.000%, 6/04/2042	783,013
680,000	Lamb Weston Holdings, Inc., 4.875%, 5/15/2028, 144A	734,400
1,300,000	NBM U.S Holdings, Inc., 7.000%, 5/14/2026, 144A	1,376,037
250,000	Post Holdings, Inc., 5.750%, 3/01/2027, 144A	262,812
385,000	Smithfield Foods, Inc., 3.000%, 10/15/2030, 144A	385,831

		10,931,128

	Government Owned—No Guarantee – 1.9%
4,120,000	Export-Import Bank of Korea, 3-month LIBOR + 0.525%, 0.750%, 6/25/2022(a)(b)	4,136,288
9,393,000,000	Financiera de Desarrollo Territorial S.A., 7.875%, 8/12/2024, 144A, (COP)(a)	2,665,817
12,050,000	Petroleos Mexicanos, 5.950%, 1/28/2031, 144A(a)	10,176,225
5,290,000	Petroleos Mexicanos, 6.625%, 6/15/2035(a)	4,393,054
1,770,000	YPF S.A., 6.950%, 7/21/2027, 144A	1,181,475

		22,552,859

	Government Sponsored – 0.1%
950,000	Petrobras Global Finance BV, 7.250%, 3/17/2044	1,082,525

	Health Insurance – 0.0%
300,000	Centene Corp., 4.625%, 12/15/2029	323,598

	Healthcare – 0.5%
380,000	Encompass Health Corp., 4.750%, 2/01/2030	385,525
3,240,000	Hologic, Inc., 3.250%, 2/15/2029, 144A	3,260,250
735,000	IQVIA, Inc., 5.000%, 5/15/2027, 144A	770,699
890,000	Tenet Healthcare Corp., 4.625%, 6/15/2028, 144A	902,816
340,000	Tenet Healthcare Corp., 4.875%, 1/01/2026, 144A	346,174
135,000	Tenet Healthcare Corp., 5.125%, 5/01/2025	136,256

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Healthcare – continued
$ 235,000	Tenet Healthcare Corp., 6.125%, 10/01/2028, 144A	$228,537
255,000	Tenet Healthcare Corp., 6.250%, 2/01/2027, 144A	263,214

		6,293,471

	Home Construction – 0.2%
1,361,000	Lennar Corp., 4.750%, 11/29/2027	1,553,922
310,000	Lennar Corp., 4.875%, 12/15/2023	333,637
30,000	Lennar Corp., 5.000%, 6/15/2027	33,900

		1,921,459

	Independent Energy – 1.1%
4,360,000	Aker BP ASA, 3.750%, 1/15/2030, 144A	4,228,382
1,520,000	Aker BP ASA, 4.000%, 1/15/2031, 144A	1,494,881
865,000	Diamondback Energy, Inc., 3.500%, 12/01/2029	838,552
1,300,000	Hess Corp., 5.600%, 2/15/2041	1,403,074
1,790,000	Leviathan Bond Ltd., 6.125%, 6/30/2025, 144A	1,849,034
1,295,000	Leviathan Bond Ltd., 6.500%, 6/30/2027, 144A	1,342,578
585,000	Occidental Petroleum Corp., 2.700%, 8/15/2022	546,606
127,000	Occidental Petroleum Corp., 2.700%, 2/15/2023	116,205
885,000	Occidental Petroleum Corp., 2.900%, 8/15/2024	750,861
340,000	Occidental Petroleum Corp., 3.500%, 6/15/2025	282,200
75,000	Occidental Petroleum Corp., 5.550%, 3/15/2026	67,943

		12,920,316

	Industrial Other – 0.4%
4,365,000	HTA Group Ltd. Co., 7.000%, 12/18/2025, 144A	4,560,334

	Life Insurance – 1.1%
5,240,000	American International Group, Inc., 4.375%, 6/30/2050(a)	6,129,997
620,000	Global Atlantic Finance Co., 4.400%, 10/15/2029, 144A	645,954
6,780,000	New York Life Global Funding, 3-month LIBOR + 0.320%, 0.569%, 8/06/2021, 144A(a)(b)	6,797,105

		13,573,056

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Local Authorities – 0.1%
67,000,000	Provincia de Buenos Aires, Argentina Deposit Rates Badlar Pvt Banks + 3.750%, 33.381%, 4/12/2025, 144A, (ARS)(b)	$384,990
216,360,000	Provincia de Buenos Aires, Argentina Deposit Rates Badlar Pvt Banks + 3.830%, 33.504%, 5/31/2022, (ARS)(b)	1,324,791

		1,709,781

	Lodging – 0.7%
360,000	Hyatt Hotels Corp., 5.375%, 4/23/2025	387,560
665,000	Hyatt Hotels Corp., 5.750%, 4/23/2030	763,595
440,000	Marriott International, Inc., Series EE, 5.750%, 5/01/2025	491,049
5,145,000	Marriott International, Inc., 3-month LIBOR + 0.650%, 0.898%, 3/08/2021(b)	5,124,119
695,000	Marriott International, Inc., 4.625%, 6/15/2030	744,308
735,000	Wyndham Destinations, Inc., 6.625%, 7/31/2026, 144A	769,993

		8,280,624

	Media Entertainment – 1.5%
2,745,000	Clear Channel Worldwide Holdings, Inc., 5.125%, 8/15/2027, 144A	2,635,886
2,830,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	2,667,126
2,400,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	2,340,000
750,000	iHeartCommunications, Inc., 6.375%, 5/01/2026	781,331
3,150,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	3,102,750
415,000	Lamar Media Corp., 3.750%, 2/15/2028, 144A	412,925
825,000	Lamar Media Corp., 4.000%, 2/15/2030, 144A	825,000
615,000	Netflix, Inc., 4.875%, 4/15/2028	687,263
2,030,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	2,314,200
490,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	577,539
1,075,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 4.625%, 3/15/2030, 144A	1,032,000

		17,376,020

	Metals & Mining – 1.1%
2,655,000	ABJA Investment Co. Pte Ltd., 5.450%, 1/24/2028	2,567,412
400,000	ABJA Investment Co. Pte Ltd., 5.950%, 7/31/2024	411,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Metals & Mining – continued
$ 4,515,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	$4,351,331
425,000	First Quantum Minerals Ltd., 7.250%, 4/01/2023, 144A	424,469
1,755,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	1,735,888
1,270,000	Freeport-McMoRan, Inc., 4.375%, 8/01/2028	1,313,123
885,000	Freeport-McMoRan, Inc., 4.625%, 8/01/2030	930,533
1,155,000	Newcrest Finance Pty Ltd., 3.250%, 5/13/2030, 144A	1,259,871
300,000	Novelis Corp., 4.750%, 1/30/2030, 144A	294,666
360,000	Reliance Steel & Aluminum Co., 2.150%, 8/15/2030	352,241

		13,640,534

	Midstream – 1.0%
5,460,000	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029, 144A	5,675,032
290,000	Gray Oak Pipeline LLC, 3.450%, 10/15/2027, 144A	296,306
300,000	Kinder Morgan, Inc., 5.050%, 2/15/2046	338,694
3,745,000	Sabine Pass Liquefaction LLC, 4.500%, 5/15/2030, 144A	4,218,561
800,000	Tennessee Gas Pipeline Co. LLC, 7.000%, 3/15/2027	986,837

		11,515,430

	Non-Agency Commercial Mortgage-Backed Securities – 3.2%
4,565,000	CFCRE Commercial Mortgage Trust, Series 2011-C1, Class D, 6.292%, 4/15/2044, 144A(a)(c)	4,472,462
140,000	Commercial Mortgage Trust, Series 2012-LC4, Class C, 5.615%, 12/10/2044(a)(c)	113,623
790,000	Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class D, 1-month LIBOR + 3.600%, 3.752%, 1/15/2034, 144A(b)	736,492
5,680,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A(f)(i)	3,865,020
750,000	DBUBS Mortgage Trust, Series 2017-BRBK, Class D, 3.648%, 10/10/2034, 144A(c)	773,991
2,552,340	DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.790%, 11/10/2046, 144A(a)(c)	2,550,932
3,195,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class D, 3.668%, 3/05/2033, 144A(c)	2,532,944
2,170,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.555%, 8/10/2044, 144A(c)(f)(i)	1,727,551
1,606,402	Hospitality Mortgage Trust, Series 2019-HIT, Class C, 1-month LIBOR + 1.600%, 1.752%, 11/15/2036, 144A(a)(b)	1,513,745
1,570,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.661%, 6/15/2044, 144A(a)(c)	1,261,148

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$ 2,515,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.661%, 6/15/2044, 144A(c)	$1,448,372
3,680,137	Motel 6 Trust, Series 2017-M6MZ, Class M, 1-month LIBOR + 6.927%, 7.079%, 8/15/2024, 144A(b)	3,107,353
1,060,000	Starwood Retail Property Trust, Series 2014-STAR, Class C, 1-month LIBOR + 2.750%, 2.902%, 11/15/2027, 144A(b)(d)(e)(f)	740,509
4,243,654	Starwood Retail Property Trust, Series 2014-STAR, Class D, 1-month LIBOR + 3.500%, 3.652%, 11/15/2027, 144A(b)(d)(e)(f)	2,622,611
3,575,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, 1-month LIBOR + 4.400%, 4.552%, 11/15/2027, 144A(b)(d)(e)(f)	1,191,760
1,370,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class E, 5.046%, 5/10/2063, 144A(c)(f)(i)	556,993
4,885,000	Wells Fargo Commercial Mortgage Trust, Series 2019-JWDR, Class C, 3.139%, 9/15/2031, 144A(a)(c)	4,609,106
2,987,500	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class D, 5.856%, 2/15/2044, 144A(a)(c)	2,963,021
1,809,189	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.853%, 3/15/2044, 144A(c)	1,123,440
605,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class C, 4.965%, 6/15/2045(a)(c)	441,444
975,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.965%, 6/15/2045, 144A(c)	375,840

		38,728,357

	Pharmaceuticals – 1.4%
1,105,000	Bausch Health Cos., Inc., 6.250%, 2/15/2029, 144A	1,136,559
645,000	Perrigo Finance UnLtd. Co., 3.150%, 6/15/2030	666,007
1,665,000	Teva Pharmaceutical Finance Netherlands II BV, 6.000%, 1/31/2025, (EUR)	1,996,052
10,035,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	8,346,110
1,860,000	Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/2025	1,953,000
2,445,000	Upjohn, Inc., 4.000%, 6/22/2050, 144A	2,609,516

		16,707,244

	REITs - Mortgage – 0.5%
5,245,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.250%, 2/01/2027, 144A	4,536,925
405,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 3/15/2022, 144A	397,021
1,120,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/2025, 144A	1,037,400

		5,971,346

	REITs - Shopping Centers – 0.5%
6,000,000	Scentre Group Trust 2, (fixed rate to 6/24/2030, variable rate thereafter), 5.125%, 9/24/2080, 144A	5,887,440

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Restaurants – 1.0%
$ 435,000	1011778 B.C. ULC/New Red Finance, Inc., 3.875%, 1/15/2028, 144A	$443,178
5,765,000	1011778 B.C. ULC/New Red Finance, Inc., 4.375%, 1/15/2028, 144A	5,879,147
2,115,000	McDonald’s Corp., MTN, 3.625%, 9/01/2049(a)	2,374,835
2,100,000	Yum! Brands, Inc., 3.625%, 3/15/2031	2,100,000
920,000	Yum! Brands, Inc., 4.750%, 1/15/2030, 144A	993,600

		11,790,760

	Retailers – 0.5%
525,000	AutoNation, Inc., 4.750%, 6/01/2030	618,563
1,325,000	Carvana Co., 5.625%, 10/01/2025, 144A	1,307,192
1,325,000	Carvana Co., 5.875%, 10/01/2028, 144A	1,309,325
400,000	Dollar General Corp., 3.500%, 4/03/2030	455,264
2,065,000	Levi Strauss & Co., 5.000%, 5/01/2025	2,112,753
420,000	Lithia Motors, Inc., 4.375%, 1/15/2031, 144A	420,000

		6,223,097

	Supermarkets – 0.2%
2,012,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s LP/Albertson’s LLC, 5.750%, 3/15/2025	2,075,479

	Technology – 4.4%
100,000	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.500%, 1/15/2028	108,046
475,000	Broadcom, Inc., 4.150%, 11/15/2030	533,588
6,185,000	Broadcom, Inc., 4.300%, 11/15/2032	7,065,688
6,220,000	Broadcom, Inc., 4.750%, 4/15/2029	7,246,647
1,655,000	Broadcom, Inc., 5.000%, 4/15/2030	1,952,233
1,650,000	CDW LLC/CDW Finance Corp., 4.125%, 5/01/2025	1,703,625
1,020,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	979,200
2,070,000	CommScope, Inc., 6.000%, 3/01/2026, 144A	2,157,975
3,815,000	CommScope, Inc., 7.125%, 7/01/2028, 144A	3,919,912
3,610,000	Equinix, Inc., 2.150%, 7/15/2030	3,654,674

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Technology – continued
$ 375,000	Equinix, Inc., 3.200%, 11/18/2029	$413,281
1,365,000	Gartner, Inc., 3.750%, 10/01/2030, 144A	1,380,766
1,375,000	Iron Mountain, Inc., 5.000%, 7/15/2028, 144A	1,409,348
1,375,000	Iron Mountain, Inc., 5.250%, 7/15/2030, 144A	1,433,438
1,550,000	Micron Technology, Inc., 4.663%, 2/15/2030	1,820,332
5,645,000	Micron Technology, Inc., 5.327%, 2/06/2029	6,788,981
2,305,000	MSCI, Inc., 3.625%, 9/01/2030, 144A	2,364,423
1,660,000	Nokia OYJ, EMTN, 2.000%, 3/11/2026, (EUR)	1,986,165
575,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.150%, 5/01/2027, 144A	621,457
330,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.400%, 5/01/2030, 144A	361,254
570,000	Open Text Corp., 3.875%, 2/15/2028, 144A	575,444
530,000	Open Text Holdings, Inc., 4.125%, 2/15/2030, 144A	545,073
1,550,000	Qorvo, Inc., 3.375%, 4/01/2031, 144A	1,575,187
240,000	Sabre GLBL, Inc., 9.250%, 4/15/2025, 144A	264,137
810,000	Seagate HDD Cayman, 4.125%, 1/15/2031, 144A	874,146
535,000	SS&C Technologies, Inc., 5.500%, 9/30/2027, 144A	568,555

		52,303,575

	Transportation Services – 0.3%
1,855,000	Adani Ports & Special Economic Zone Ltd., 4.200%, 8/04/2027, 144A	1,862,167
1,645,000	GMR Hyderabad International Airport Ltd., 5.375%, 4/10/2024	1,612,248

		3,474,415

	Treasuries – 1.3%
338,660,000	Republic of South Africa Government Bond, Series 2037, 8.500%, 1/31/2037, (ZAR)	15,849,827

	Wireless – 1.8%
2,375,000	American Tower Corp., 2.100%, 6/15/2030(a)	2,390,389
5,430,000	Crown Castle International Corp., 2.250%, 1/15/2031(a)	5,488,322
3,769,000	Kenbourne Invest S.A., 6.875%, 11/26/2024, 144A	3,933,894

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Wireless – continued
$ 730,000	Millicom International Cellular S.A., 5.125%, 1/15/2028, 144A	$757,988
330,000	Sprint Capital Corp., 6.875%, 11/15/2028	412,500
6,700,000	T-Mobile USA, Inc., 3.875%, 4/15/2030, 144A(a)	7,601,954
550,000	T-Mobile USA, Inc., 4.500%, 2/01/2026	566,720

		21,151,767

	Wirelines – 0.3%
2,760,000	AT&T, Inc., 3.650%, 6/01/2051(a)	2,783,875
470,000	Level 3 Financing, Inc., 4.625%, 9/15/2027, 144A	482,925

		3,266,800

	Total Non-Convertible Bonds (Identified Cost $858,670,682)	846,174,990

Convertible Bonds – 1.5%
	Cable Satellite – 0.8%
4,280,000	DISH Network Corp., 2.375%, 3/15/2024	3,851,785
6,680,000	DISH Network Corp., 3.375%, 8/15/2026	6,132,217

		9,984,002

	Diversified Manufacturing – 0.1%
600,000	Greenbrier Cos., Inc. (The), 2.875%, 2/01/2024	548,845

	Energy – 0.0%
1,280,000	Chesapeake Energy Corp., 5.500%, 9/15/2026(f)(i)(j)	42,880

	Industrial Other – 0.0%
530,000	Chegg, Inc., Zero Coupon, 9/01/2026, 144A	528,145

	Pharmaceuticals – 0.6%
1,580,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	1,657,978
5,470,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027, 144A	5,349,612

		7,007,590

	Total Convertible Bonds (Identified Cost $20,057,814)	18,111,462

	Total Bonds and Notes (Identified Cost $878,728,496)	864,286,452

Principal Amount (‡)	Description	Value (†)
Senior Loans – 0.2%
	Cable Satellite – 0.2%
1,930,000	Ziggo BV, 2019 EUR Term Loan H, 6-month EURIBOR + 3.000%, 3.000%, 1/31/2029, (EUR)(b)	$2,205,171

	Independent Energy – 0.0%
811,000	California Resources Corp., 2017 1st Lien Term Loan, 12/31/2022(j)	291,733
3,740,000	Gavilan Resources LLC, 2nd Lien Term Loan, 3/01/2024(j)	9,350

		301,083

	Total Senior Loans (Identified Cost $6,638,609)	2,506,254

Collateralized Loan Obligations – 5.1%
1,740,000	AGL CLO 3 Ltd., Series 2020-3A, Class D, 3-month LIBOR + 3.300%, 3.575%, 1/15/2033, 144A(b)	1,680,974
1,350,000	AGL CLO 3 Ltd., Series 2020-3A, Class C, 3-month LIBOR + 2.150%, 2.425%, 1/15/2033, 144A(a)(b)	1,323,124
865,000	Anchorage Capital CLO 9 Ltd., Series 2016-9A, Class DR, 3-month LIBOR + 4.000%, 4.275%, 7/15/2032, 144A(b)	836,975
480,000	Apidos CLO XX, Series 2015-20A, Class BRR, 3-month LIBOR + 1.950%, 2.221%, 7/16/2031, 144A(a)(b)	452,191
3,175,000	Apidos CLO XXIII, Series 2015-23A, Class CR, 3-month LIBOR + 2.000%, 3.601%, 4/15/2033, 144A(a)(b)	3,065,632
475,000	Apidos CLO XXXII, Series 2019-32A, Class D, 3-month LIBOR + 3.500%, 3.772%, 1/20/2033, 144A(b)	466,201
400,000	Ballyrock CLO Ltd., Series 2018-1A, Class C, 3-month LIBOR + 3.150%, 3.422%, 4/20/2031, 144A(b)	377,970
850,000	Barings CLO Ltd., Series 2019-4A, Class C, 3-month LIBOR + 2.800%, 3.075%, 1/15/2033, 144A(a)(b)	840,414
560,000	Battalion CLO XIV Ltd., Series 2019-14A, Class E, 3-month LIBOR + 6.680%, 6.952%, 4/20/2032, 144A(b)	534,166
500,000	Battalion CLO XVI Ltd., Series 2019-16A, Class D, 3-month LIBOR + 4.360%, 4.632%, 12/19/2032, 144A(b)	489,720
1,915,000	BlueMountain CLO XXIV Ltd., Series 2019-24A, Class C, 3-month LIBOR + 2.700%, 2.972%, 4/20/2031, 144A(a)(b)	1,883,458
915,000	Bristol Park CLO Ltd., Series 2016-1A, Class CR, 3-month LIBOR + 1.950%, 2.225%, 4/15/2029, 144A(a)(b)	882,645
455,000	Burnham Park CLO Ltd., Series 2016-1A, Class CR, 3-month LIBOR + 2.150%, 2.422%, 10/20/2029, 144A(a)(b)	429,514
400,000	Carbone CLO Ltd., Series 2017-1A, Class B, 3-month LIBOR + 1.800%, 2.072%, 1/20/2031, 144A(a)(b)	376,490
1,575,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-2A, Class CR, 3-month LIBOR + 2.250%, 2.495%, 4/27/2027, 144A(b)	1,514,210
500,000	Catamaran CLO Ltd., Series 2013-1A, Class CR, 3-month LIBOR + 1.800%, 2.045%, 1/27/2028, 144A(a)(b)	477,333
265,000	CIFC Funding II Ltd., Series 2014-2RA, Class A3, 3-month LIBOR + 1.900%, 2.164%, 4/24/2030, 144A(a)(b)	256,377
730,000	CIFC Funding II Ltd., Series 2013-2A, Class A3LR, 3-month LIBOR + 1.950%, 2.222%, 10/18/2030, 144A(a)(b)	704,285
2,410,000	Cole Park CLO Ltd., Series 2015-1A, Class DR, 3-month LIBOR + 3.150%, 3.422%, 10/20/2028, 144A(b)	2,327,187
875,000	Dryden 45 Senior Loan Fund, Series 2016-45A, Class ER, 3-month LIBOR + 5.850%, 6.125%, 10/15/2030, 144A(b)	781,738

Principal Amount (‡)	Description	Value (†)
Collateralized Loan Obligations – continued
$ 250,000	Dryden 64 CLO Ltd., Series 2018-64A, Class C, 3-month LIBOR + 1.750%, 2.022%, 4/18/2031, 144A(a)(b)	$232,496
615,000	Dryden 80 CLO Ltd., Series 2019-80A, Class D1, 3-month LIBOR + 4.100%, 4.373%, 1/17/2033, 144A(b)	609,495
300,000	Dryden XXVI Senior Loan Fund, Series 2013-26A, Class CR, 3-month LIBOR + 1.850%, 2.125%, 4/15/2029, 144A(a)(b)	281,356
220,710	Galaxy XXIX CLO Ltd., Series 2018-29A, Class A, 3-month LIBOR + 0.790%, 1.070%, 11/15/2026, 144A(a)(b)	219,663
330,000	Galaxy XXIX CLO Ltd., Series 2018-29A, Class D, 3-month LIBOR + 2.400%, 2.680%, 11/15/2026, 144A(b)	320,004
1,405,000	Galaxy XXVI CLO Ltd., Series 2018-26A, Class E, 3-month LIBOR + 5.850%, 6.106%, 11/22/2031, 144A(b)	1,224,336
650,000	Gilbert Park CLO Ltd., Series 2017-1A, Class D, 3-month LIBOR + 2.950%, 3.225%, 10/15/2030, 144A(b)	619,970
320,000	Goldentree Loan Management U.S. CLO 3 Ltd., Series 2018-3A, Class C, 3-month LIBOR + 1.900%, 2.172%, 4/20/2030, 144A(a)(b)	306,565
990,000	Hayfin Kingsland XI Ltd., Series 2019-2A, Class E, 3-month LIBOR + 6.900%, 7.172%, 7/20/2032, 144A(b)	894,202
725,000	Jamestown CLO IV Ltd., Series 2014-4A, Class CR, 3-month LIBOR + 2.650%, 2.925%, 7/15/2026, 144A(b)	710,831
1,110,000	LCM 30 Ltd., Series 30A, Class D, 3-month LIBOR + 3.750%, 4.022%, 4/20/2031, 144A(b)	1,108,998
475,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class C, 3-month LIBOR + 2.150%, 2.406%, 1/23/2031, 144A(a)(b)	447,626
300,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class D, 3-month LIBOR + 3.000%, 3.256%, 1/23/2031, 144A(b)	285,143
3,300,000	Neuberger Berman CLO Ltd., Series 2013-14A, Class CR2, 3-month LIBOR + 1.900%, 2.147%, 1/28/2030, 144A(a)(b)	3,170,223
725,000	Neuberger Berman Loan Advisers CLO Ltd., Series 2018-30A, Class E, 3-month LIBOR + 6.750%, 7.022%, 1/20/2031, 144A(b)	657,926
495,000	Octagon Investment Partners 39 Ltd., Series 2018-3A, Class E, 3-month LIBOR + 5.750%, 6.022%, 10/20/2030, 144A(b)	448,058
1,420,000	Octagon Investment Partners 40 Ltd., Series 2019-1A, Class D, 3-month LIBOR + 3.800%, 4.072%, 4/20/2031, 144A(b)	1,425,645
920,000	Octagon Investment Partners XXII Ltd., Series 2014-1A, Class CRR, 3-month LIBOR + 1.900%, 2.158%, 1/22/2030, 144A(a)(b)	886,189
1,980,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class E1, 3-month LIBOR + 5.000%, 5.272%, 7/20/2032, 144A(b)	1,814,169
1,745,000	OHA Credit Funding 5 Ltd., Series 2020-5A, Class C, 3-month LIBOR + 2.000%, 3.306%, 4/18/2033, 144A(a)(b)	1,657,823
2,245,000	OHA Loan Funding Ltd., Series 2013-1A, Class DR2, 3-month LIBOR + 3.050%, 3.306%, 7/23/2031, 144A(b)	2,105,183
1,570,000	OHA Loan Funding Ltd., Series 2016-1A, Class CR, 3-month LIBOR + 1.950%, 2.222%, 1/20/2033, 144A(a)(b)	1,485,782
247,294	OZLM XIII Ltd., Series 2015-13A, Class A1R, 3-month LIBOR + 1.080%, 1.348%, 7/30/2027, 144A(a)(b)	246,000
970,000	OZLM XXIII Ltd., Series 2019-23A, Class E, 3-month LIBOR + 6.800%, 7.075%, 4/15/2032, 144A(b)	897,772
325,000	Palmer Square CLO Ltd., Series 2015-1A, Class CR2, 3-month LIBOR + 3.150%, 3.397%, 5/21/2029, 144A(b)	312,596
300,000	Palmer Square CLO Ltd., Series 2015-2A, Class BR2, 3-month LIBOR + 1.950%, 2.222%, 7/20/2030, 144A(a)(b)	290,890
2,610,000	Parallel Ltd., Series 2017-1A, Class CR, 3-month LIBOR + 2.000%, 2.272%, 7/20/2029, 144A(a)(b)	2,515,437
1,645,000	Parallel Ltd., Series 2018-2A, Class B, 3-month LIBOR + 2.150%, 2.422%, 10/20/2031, 144A(a)(b)	1,564,999

Principal Amount (‡)	Description	Value (†)
Collateralized Loan Obligations – continued
$ 1,045,000	Pikes Peak CLO 1, Series 2018-1A, Class D, 3-month LIBOR + 3.150%, 3.414%, 7/24/2031, 144A(b)	$993,521
2,155,000	Pikes Peak CLO 3, Series 2019-3A, Class E, 3-month LIBOR + 6.860%, 7.105%, 4/25/2030, 144A(b)	2,056,293
340,000	Recette CLO LLC, Series 2015-1A, Class DR, 3-month LIBOR + 2.750%, 3.022%, 10/20/2027, 144A(a)(b)	326,122
920,000	Regatta XIII Funding Ltd., Series 2018-2A, Class C, 3-month LIBOR + 3.100%, 3.375%, 7/15/2031, 144A(b)	876,571
2,565,000	Rockford Tower CLO Ltd., Series 2017-2A, Class CR, 3-month LIBOR + 1.900%, 2.175%, 10/15/2029, 144A(a)(b)	2,463,168
740,000	Symphony CLO XX Ltd., Series 2018-20A, Class D, 3-month LIBOR + 3.860%, 4.131%, 1/16/2032, 144A(b)	736,163
920,000	TCW CLO Ltd., Series 2018-1, Class D, 3-month LIBOR + 2.910%, 3.155%, 4/25/2031, 144A(b)	858,793
1,030,000	TICP CLO VII Ltd., Series 2017-7A, Class CR, 3-month LIBOR + 2.150%, 2.425%, 4/15/2033, 144A(a)(b)	972,608
610,000	TICP CLO XV Ltd., Series 2020-15A, Class C, 3-month LIBOR + 2.150%, 3.785%, 4/20/2033, 144A(a)(b)	586,433
895,000	TRESTLES CLO II Ltd., Series 2018-2A, Class D, 3-month LIBOR + 5.750%, 5.995%, 7/25/2031, 144A(b)	785,757
780,000	VERDE CLO Ltd., Series 2019-1A, Class E, 3-month LIBOR + 6.900%, 7.175%, 4/15/2032, 144A(b)	705,896
695,000	Voya CLO Ltd, Series 2019-3A, Class D, 3-month LIBOR + 3.850%, 4.123%, 10/17/2032, 144A(b)	691,672
2,435,000	York CLO-7 Ltd., Series 2019-2A, Class D, 3-month LIBOR + 3.800%, 4.058%, 1/22/2033, 144A(b)	2,421,709

	Total Collateralized Loan Obligations (Identified Cost $58,670,845)	60,914,687

Loan Participations – 0.0%
	ABS Other – 0.0%
1,061,479	Harbour Aircraft Investments Ltd., Series 2017-1, Class C, 8.000%, 11/15/2037 (d) (Identified Cost $1,059,208)	504,202

Shares

Common Stocks – 2.1%
	Aerospace & Defense – 0.0%
486	Lockheed Martin Corp.	186,274

	Air Freight & Logistics – 0.1%
6,552	Expeditors International of Washington, Inc.	593,087
1,176	United Parcel Service, Inc., Class B	195,957

		789,044

	Banks – 0.0%
3,788	Citigroup, Inc.	163,301
5,050	Truist Financial Corp.	192,152

		355,453

	Biotechnology – 0.0%
1,974	AbbVie, Inc.	172,903
790	Amgen, Inc.	200,786
2,856	Gilead Sciences, Inc.	180,471

		554,160

Shares	Description	Value (†)
Common Stocks – continued
	Building Products – 0.0%
2,801	Masco Corp.	$154,419

	Capital Markets – 0.0%
539	S&P Global, Inc.	194,363

	Chemicals – 0.1%
138,555	Hexion Holdings Corp., Class B(h)	1,376,960

	Communications Equipment – 0.0%
4,450	Cisco Systems, Inc.	175,285

	Construction Materials – 0.1%
362,679	Cemex SAB de CV, Sponsored ADR	1,378,180

	Diversified Telecommunication Services – 0.2%
76,272	AT&T, Inc.	2,174,515
3,101	Verizon Communications, Inc.	184,478

		2,358,993

	Entertainment – 0.0%
2,269	Activision Blizzard, Inc.	183,676

	Food & Staples Retailing – 0.0%
5,208	Kroger Co. (The)	176,603
1,443	Walmart, Inc.	201,890

		378,493

	Health Care Providers & Services – 0.1%
665	Anthem, Inc.	178,612
1,046	Cigna Corp.	177,203
453	Humana, Inc.	187,492
575	UnitedHealth Group, Inc.	179,268

		722,575

	Hotels, Restaurants & Leisure – 0.1%
444	Domino’s Pizza, Inc.	188,824
928	McDonald’s Corp.	203,687
6,587	Starbucks Corp.	565,955
1,505	Yum! Brands, Inc.	137,407

		1,095,873

	Household Durables – 0.0%
2,302	DR Horton, Inc.	174,100
4,044	PulteGroup, Inc.	187,197

		361,297

Shares	Description	Value (†)
Common Stocks – continued
	Household Products – 0.0%
1,158	Kimberly-Clark Corp.	$170,990
1,478	Procter & Gamble Co. (The)	205,427

		376,417

	Industrial Conglomerates – 0.3%
25,097	3M Co.	4,020,037
673	Honeywell International, Inc.	110,783

		4,130,820

	Insurance – 0.1%
1,163	Aflac, Inc.	42,275
1,983	Allstate Corp. (The)	186,680
4,577	MetLife, Inc.	170,127
2,006	Progressive Corp. (The)	189,908

		588,990

	Internet & Direct Marketing Retail – 0.1%
305	Booking Holdings, Inc.(h)	521,757
3,267	eBay, Inc.	170,211

		691,968

	IT Services – 0.1%
798	Accenture PLC, Class A	180,340
1,325	Fidelity National Information Services, Inc.	195,053
586	MasterCard, Inc., Class A	198,168

		573,561

	Media – 0.0%
4,589	Comcast Corp., Class A	212,287
967	Fox Corp., Class A	26,912
2,043	Nexstar Media Group, Inc., Class A	183,727

		422,926

	Metals & Mining – 0.0%
2,759	Newmont Corp.	175,059

	Multiline Retail – 0.0%
561	Dollar General Corp.	117,597
448	Target Corp.	70,524

		188,121

	Oil, Gas & Consumable Fuels – 0.1%
2,205	Chevron Corp.	158,760
1,884	Dommo Energia S.A., Sponsored ADR(d)(e)(f)(h)	3,824
10,397	Enterprise Products Partners LP	164,169
8,875	Kinder Morgan, Inc.	109,429
32,298	Whiting Petroleum Corp.(h)	558,432
9,018	Williams Cos., Inc. (The)	177,204

		1,171,818

	Personal Products – 0.1%
2,679	Estee Lauder Cos., Inc. (The), Class A	584,692

Shares	Description	Value (†)
Common Stocks – continued
	Pharmaceuticals – 0.1%
3,141	Bristol-Myers Squibb Co.	$189,371
1,240	Eli Lilly & Co.	183,545
1,221	Johnson & Johnson	181,782
2,323	Merck & Co., Inc.	192,693

		747,391

	REITs - Diversified – 0.0%
760	American Tower Corp.	183,715

	REITs - Storage – 0.0%
6,197	Iron Mountain, Inc.	166,018

	Road & Rail – 0.0%
2,538	CSX Corp.	197,126
1,002	Union Pacific Corp.	197,264

		394,390

	Semiconductors & Semiconductor Equipment – 0.1%
3,018	Applied Materials, Inc.	179,420
3,790	Intel Corp.	196,246
2,759	KLA Corp.	534,529
554	Lam Research Corp.	183,790
388	NVIDIA Corp.	209,993
1,931	QUALCOMM, Inc.	227,240
1,372	Texas Instruments, Inc.	195,908

		1,727,126

	Software – 0.1%
588	Citrix Systems, Inc.	80,973
618	Intuit, Inc.	201,598
897	Microsoft Corp.	188,666
8,312	NortonLifeLock, Inc.	173,222
3,317	Oracle Corp.	198,025

		842,484

	Specialty Retail – 0.1%
1,687	Best Buy Co., Inc.	187,746
705	Home Depot, Inc. (The)	195,786
1,190	Lowe’s Cos., Inc.	197,373

		580,905

	Technology Hardware, Storage & Peripherals – 0.1%
6,320	Apple, Inc.	731,919
10,505	HP, Inc.	199,490

		931,409

	Textiles, Apparel & Luxury Goods – 0.1%
1,234	LVMH Moet Hennessy Louis Vuitton SE	577,389

	Tobacco – 0.0%
4,256	Altria Group, Inc.	164,452

Shares	Description	Value (†)
Common Stocks – continued
	Tobacco – continued
2,297	Philip Morris International, Inc.	$172,252

		336,704

	Total Common Stocks (Identified Cost $38,892,695)	25,656,948

Preferred Stocks – 1.0%
Convertible Preferred Stocks – 0.7%
	Banking – 0.4%
926	Bank of America Corp., Series L, 7.250%	1,377,888
2,053	Wells Fargo & Co., Class A, Series L, 7.500%	2,755,229

		4,133,117

	Energy – 0.0%
1,714	Chesapeake Energy Corp., 5.750%(d)(e)(f)(h)	—

	Food & Beverage – 0.3%
42,272	Bunge Ltd., 4.875%	4,048,655

	Midstream – 0.0%
2,329	El Paso Energy Capital Trust I, 4.750%	108,927

	Total Convertible Preferred Stocks (Identified Cost $9,235,501)	8,290,699

Non-Convertible Preferred Stocks – 0.3%
	Cable Satellite – 0.3%
4,040,000	NBCUniversal Enterprise, Inc., 5.250%, 144A(a) (Identified Cost $4,040,000)	4,080,400

	Total Preferred Stocks (Identified Cost $13,275,501)	12,371,099

Principal Amount (‡)
Other Investments – 0.1%
	Aircraft ABS – 0.1%
$ 900	ECAF I Blocker Ltd.(d)(e)(f)(g) (Identified Cost $9,000,000)	1,043,100

Short-Term Investments – 16.5%
62,671,620	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2020 at 0.000% to be repurchased at $62,671,620 on 10/01/2020 collateralized by $61,171,500 U.S. Treasury Note 0.250% due 9/30/2025 valued at $61,166,728; $2,690,300 U.S. Treasury Note 2.625% due 6/15/2021 valued at $2,758,446 including accrued interest(k)	62,671,620
22,330,000	U.S. Treasury Bills, 0.115%, 6/17/2021(a)(l)	22,312,328

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – continued
$ 22,800,000	U.S. Treasury Bills, 0.121%, 5/20/2021(l)	$22,785,004
22,840,000	U.S. Treasury Bills, 0.135%, 7/15/2021(l)	22,821,336
23,500,000	U.S. Treasury Bills, 0.136%, 8/12/2021(l)	23,477,895
15,915,000	U.S. Treasury Bills, 0.137%, 11/05/2020(l)	15,913,646
15,915,000	U.S. Treasury Bills, 0.141%, 10/13/2020(l)	15,914,596
10,840,000	U.S. Treasury Bills, 0.161%, 11/27/2020(l)(m)	10,838,370
	Total Short-Term Investments (Identified Cost $196,717,359)	196,734,795

	Total Investments – 97.3% (Identified Cost $1,202,982,713)	1,164,017,537
	Other assets less liabilities – 2.7%	32,112,548

	Net Assets – 100.0%	$1,196,130,085

Written Options – (0.0%)

Description	Expiration Date	Exercise Price	Shares(††)	Notional Amount	Premiums (Received)	Value (†)
Options on Securities – (0.0%)
AbbVie, Inc., Call	10/16/2020	100.00	(700)	$(61,313)	$(726)	$(24)
Accenture PLC, Call	10/16/2020	250.00	(400)	(90,396)	(1,127)	(60)
Activision Blizzard, Inc., Call	10/16/2020	90.00	(900)	(72,855)	(1,536)	(167)
Aflac, Inc., Call	10/16/2020	40.00	(600)	(21,810)	(292)	(45)
Allstate Corp. (The), Call	10/16/2020	100.00	(1,100)	(103,554)	(1,215)	(330)
Altria Group, Inc., Call	10/16/2020	45.00	(1,700)	(65,688)	(1,083)	(42)
American Tower Corp., Call	10/16/2020	260.00	(400)	(96,692)	(1,627)	(190)
Amgen, Inc., Call	10/16/2020	245.00	(400)	(101,664)	(4,447)	(4,720)
Anthem, Inc., Call	10/16/2020	300.00	(300)	(80,577)	(860)	(75)
Apple, Inc., Call	10/16/2020	143.75	(800)	(92,648)	(2,033)	(64)
Applied Materials, Inc., Call	10/16/2020	70.00	(1,800)	(107,010)	(2,083)	(153)
AT&T, Inc., Call	10/16/2020	31.00	(3,100)	(88,381)	(1,076)	(77)
Best Buy Co., Inc., Call	10/16/2020	130.00	(1,300)	(144,677)	(1,374)	(117)
Bristol-Myers Squibb Co., Call	10/16/2020	65.00	(1,800)	(108,522)	(1,687)	(153)
Chevron Corp., Call	10/16/2020	97.50	(1,500)	(108,000)	(1,001)	(45)
Cigna Corp., Call	10/16/2020	190.00	(500)	(84,705)	(1,634)	(153)
Citigroup, Inc., Call	10/16/2020	55.00	(1,500)	(64,665)	(2,036)	(45)
Comcast Corp., Call	10/16/2020	45.00	(2,700)	(124,902)	(1,899)	(4,415)
CSX Corp., Call	10/16/2020	77.50	(1,200)	(93,204)	(1,833)	(2,112)
Dollar General Corp., Call	10/16/2020	220.00	(300)	(62,886)	(650)	(165)

Description	Expiration Date	Exercise Price	Shares(††)	Notional Amount	Premiums (Received)	Value (†)
Domino’s Pizza, Inc., Call	10/16/2020	450.00	(300)	$(127,584)	$(2,810)	$(2,130)
DR Horton, Inc., Call	10/16/2020	82.50	(1,100)	(83,193)	(1,570)	(506)
eBay, Inc., Call	10/16/2020	65.00	(1,900)	(98,990)	(1,572)	(66)
Eli Lilly & Co., Call	10/16/2020	160.00	(600)	(88,812)	(1,330)	(180)
Enterprise Products Partners LP, Call	10/16/2020	20.00	(6,200)	(97,898)	(912)	(217)
Fidelity National Information Services, Inc., Call	10/16/2020	150.00	(700)	(103,047)	(1,587)	(1,523)
Fox Corp., Call	10/16/2020	30.00	(500)	(13,915)	(169)	(100)
Home Depot, Inc. (The), Call	10/16/2020	300.00	(200)	(55,542)	(773)	(88)
HP, Inc., Call	10/16/2020	20.00	(4,200)	(79,758)	(2,424)	(819)
Johnson & Johnson, Call	10/16/2020	160.00	(700)	(104,216)	(915)	(151)
Kimberly-Clark Corp., Call	10/16/2020	165.00	(800)	(118,128)	(902)	(80)
Kroger Co. (The), Call	10/16/2020	39.00	(3,100)	(105,121)	(1,603)	(77)
Lowe’s Cos., Inc., Call	10/16/2020	175.00	(500)	(82,930)	(1,484)	(518)
MasterCard, Inc., Call	10/16/2020	360.00	(200)	(67,634)	(1,473)	(205)
McDonald’s Corp., Call	10/16/2020	220.00	(300)	(65,847)	(878)	(1,140)
Merck & Co., Inc., Call	10/16/2020	90.00	(1,300)	(107,835)	(1,127)	(78)
MetLife, Inc., Call	10/16/2020	42.50	(2,700)	(100,359)	(1,243)	(122)
Microsoft Corp., Call	10/16/2020	230.00	(400)	(84,132)	(1,707)	(170)
Newmont Corp., Call	10/16/2020	75.00	(1,300)	(82,485)	(1,018)	(97)
Nexstar Media Group, Inc., Call	10/16/2020	105.00	(1,000)	(89,930)	(1,679)	(150)
NortonLifeLock, Inc., Call	10/16/2020	25.00	(4,100)	(85,444)	(2,572)	(82)
NVIDIA Corp., Call	10/16/2020	565.00	(200)	(108,244)	(2,983)	(2,335)
Oracle Corp., Call	10/16/2020	60.00	(1,600)	(95,520)	(1,525)	(1,664)
Philip Morris International, Inc., Call	10/16/2020	82.50	(1,100)	(82,489)	(1,042)	(49)
Procter & Gamble Co. (The), Call	10/16/2020	145.00	(1,100)	(152,889)	(1,152)	(429)
Progressive Corp. (The), Call	10/16/2020	95.00	(1,200)	(113,604)	(2,601)	(2,370)
PulteGroup, Inc., Call	10/16/2020	50.00	(2,000)	(92,580)	(2,854)	(800)
QUALCOMM, Inc., Call	10/16/2020	125.00	(1,000)	(117,680)	(2,387)	(1,110)
S&P Global, Inc., Call	10/16/2020	380.00	(200)	(72,120)	(933)	(330)
Target Corp., Call	10/16/2020	165.00	(200)	(31,484)	(381)	(171)
Texas Instruments, Inc., Call	10/16/2020	150.00	(600)	(85,674)	(1,288)	(510)
Truist Financial Corp., Call	10/16/2020	42.50	(2,500)	(95,125)	(1,920)	(250)
Union Pacific Corp., Call	10/16/2020	200.00	(500)	(98,435)	(2,012)	(1,490)

Description	Expiration Date	Exercise Price	Shares(††)	Notional Amount	Premiums (Received)	Value (†)
United Parcel Service, Inc., Call	10/16/2020	170.00	(500)	$(83,315)	$(1,127)	$(1,345)
UnitedHealth Group, Inc., Call	10/16/2020	330.00	(200)	(62,354)	(953)	(334)
Walmart, Inc., Call	10/16/2020	140.00	(800)	(111,928)	(966)	(2,300)
Williams Cos., Inc. (The), Call	10/16/2020	23.00	(3,600)	(70,740)	(917)	(216)
Yum Brands, Inc., Call	10/16/2020	100.00	(600)	(54,780)	(1,066)	(45)

Total					$(86,074)	$(37,399)

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Centrally cleared swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers.

Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Bilateral interest rate swaps are valued based on prices supplied by an independent pricing source.

Domestic exchange-traded index and single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations as determined by the Options Price Reporting Authority. Options on futures contracts are valued using the current settlement price on the exchange on which, over time, they are traded most extensively.

Option contracts on foreign indices are priced at the most recent settlement price.

Other exchange-traded options are valued at the average of the closing bid and ask quotations on the exchange on which, over time, they are traded most extensively.

Over-the-counter (“OTC”) currency options and swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available.

Other OTC option contracts (including currency options and swaptions not priced through an independent pricing service) are valued based on quotations obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of September 30, 2020, securities and other investments of the funds included in net assets were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$6,803,932	0.6%	$8,650,256	0.7%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount/Par Value stated in U.S. dollars unless otherwise noted.
(††)	Options on securities are expressed as shares.
(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Variable rate security. Rate as of September 30, 2020 is disclosed.
(c)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of September 30, 2020 is disclosed.

(d)	Level 3 security. Value has been determined using significant unobservable inputs.
(e)	Fair valued by the Fund’s adviser. At September 30, 2020, the value of these securities amounted to $8,650,256 or 0.7% of net assets.
(f)	Illiquid security.
(g)	Securities subject to restriction on resale. At September 30, 2020, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
ECAF I Blocker Ltd.	6/18/2015	$9,000,000	$1,043,100	0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class C	12/18/2014	2,245,679	756,434	0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class D	12/18/2014	1,009,036	115,504	Less than 0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class E	12/18/2014	2,657,606	—	—

(h)	Non-income producing security.
(i)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At September 30, 2020, the value of these securities amounted to $6,803,932 or 0.6% of net assets.
(j)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(k)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(m)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the value of Rule 144A holdings amounted to $580,236,743 or 48.5% of net assets.
ABS	Asset-Backed Securities
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ARS	Auction Rate Security
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SAFEX	South African Futures Exchange
SLM	Sallie Mae
ARS	Argentine Peso
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	British Pound
ZAR	South African Rand

Swap Agreements

The Fund may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Fund may be either the protection buyer or the protection seller. As a protection buyer, the Fund has the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Fund has the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Fund may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Swap agreements are valued daily and fluctuations in the value are recorded as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded as part of unrealized appreciation (depreciation) on swap agreements. When received or paid, fees are recorded as realized gain or loss. Upfront premiums paid or received by the Fund are recorded as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Fund as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Fund covers its net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

At September 30, 2020, the Fund had the following open bilateral credit default swap agreements:

Buy Protection

Counterparty	Reference Obligation	(Pay)/ Receive Fixed Rate[1]	Expiration Date	Notional Value(‡)	Unamortized Up Front Premium Paid/(Received)	Market Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	Enel SpA	(1.00%)	6/20/2023	550,000 EUR	$(175)	$(11,880)	$(11,705)
Barclyas Bank PLC	United Mexican States	(1.00%)	12/20/2025	21,525,000	336,661	532,052	195,391
Morgan Stanley Capital Services, Inc.	China Government International Bond	(1.00%)	12/20/2025	21,450,000	$(643,301)	$(564,930)	$78,371
Morgan Stanley Capital Services, Inc.	Enel SpA	(1.00%)	12/20/2023	6,115,000 EUR	26,489	(143,617)	(170,106)

Total						$(188,375)	$91,951

At September 30, 2020, the Fund had the following open centrally cleared interest rate swap agreements:

Notional Value	Currency	Expiration Date	Fund Pays[1]	Fund Receives[1]	Market Value	Unrealized Appreciation (Depreciation)[2]
330,000,000	ZAR	5/07/2030	7.580%	3-month SAFEX-JIBAR	$(1,054,299)	$(1,055,774)

At September 30, 2020, the Fund had the following open centrally cleared credit default swap agreements:

Sell Protection

Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread^	Notional Value(‡)	Unamortized Up Front Premium Paid/(Received)	Market Value	Unrealized Appreciation (Depreciation)
CDX.NA HY* Series 35 500, 5-Year	5.00%	12/20/2025	4.09%	$98,520,000	$4,084,294	$4,173,592	$89,298

(‡)	Notional value stated in U.S. dollars unless otherwise noted.
[1]	Payments are made quarterly.
[2]	Differences between unrealized appreciation (depreciation) and market value, if any, are due to interest booked as part of the initial trades.
^

Implied credit spreads, represented in absolute terms, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

*	CDX.NA.HY is an index composed of North American high yield credit default swaps.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At September 30, 2020, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	10/23/2020	CAD	S	3,020,000	$2,245,632	$2,268,187	$(22,555)
Bank of America, N.A.	10/23/2020	EUR	S	1,665,000	1,909,640	1,952,975	(43,335)
Barclays Bank plc	10/23/2020	EUR	S	1,955,000	2,242,385	2,293,133	(50,748)
Deutsche Bank AG	10/30/2020	GBP	S	1,400,000	1,819,087	1,806,753	12,334
HSBC Bank USA	11/13/2020	EUR	S	590,000	695,861	692,346	3,515
JPMorgan Chase Bank N.A.	10/06/2020	EUR	B	4,900,000	5,764,921	5,745,480	(19,441)
JPMorgan Chase Bank N.A.	10/06/2020	EUR	S	4,900,000	5,515,651	5,745,480	(229,829)
Morgan Stanley Capital Services, Inc.	10/08/2020	COP	B	8,340,415,000	2,248,393	2,178,668	(69,725)
Morgan Stanley Capital Services, Inc.	10/08/2020	COP	S	18,400,000,000	4,914,530	4,806,415	108,115
Morgan Stanley Capital Services, Inc.	12/16/2020	EUR	B	1,550,000	1,839,417	1,820,360	(19,057)
Morgan Stanley Capital Services, Inc.	12/16/2020	EUR	S	1,550,000	1,845,154	1,820,360	24,794
Morgan Stanley Capital Services, Inc.	12/31/2020	EUR	S	1,480,000	1,730,898	1,738,938	(8,040)
Morgan Stanley Capital Services, Inc.	10/30/2020	ZAR	S	315,790,000	18,950,205	18,790,341	159,864
Standard Chartered Bank	10/02/2020	EUR	B	5,280,000	6,177,336	6,190,535	13,199
Standard Chartered Bank	10/02/2020	EUR	S	5,280,000	5,936,700	6,190,535	(253,835)
Standard Chartered Bank	1/04/2021	EUR	S	5,280,000	6,191,201	6,204,527	(13,326)

Total							$(408,070)

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At September 30, 2020, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra Long U.S. Treasury Bond	12/21/2020	78	$17,302,910	$17,301,375	$1,535

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$88,283,360	$2,176,514	(a)	$90,459,874
ABS Other	—	61,132,036	1,483,426	(b)(c)	62,615,462
Non-Agency Commercial Mortgage-Backed Securities	—	34,173,477	4,554,880	(a)	38,728,357
All Other Non-Convertible Bonds*	—	654,371,297	—		654,371,297

Total Non-Convertible Bonds	—	837,960,170	8,214,820		846,174,990

Convertible Bonds*	—	18,111,462	—		18,111,462

Total Bonds and Notes	—	856,071,632	8,214,820		864,286,452

Senior Loans*	—	2,506,254	—		2,506,254
Collateralized Loan Obligations	—	60,914,687	—		60,914,687
Loan Participations*	—	—	504,202	(d)	504,202
Common Stocks
Chemicals	—	1,376,960	—		1,376,960
Oil, Gas & Consumable Fuels	1,167,994	—	3,824	(a)	1,171,818
Textiles, Apparel & Luxury Goods	—	577,389	—		577,389
All Other Common Stocks*	22,530,781	—	—		22,530,781

Total Common Stocks	23,698,775	1,954,349	3,824		25,656,948

Preferred Stocks
Convertible Preferred Stocks
Energy	—	—	—	(c)	—
Food & Beverage	—	4,048,655	—		4,048,655
All Other Convertible Preferred Stocks*	4,242,044	—	—		4,242,044

Total Convertible Preferred Stocks	4,242,044	4,048,655	—		8,290,699

Non-Convertible Preferred Stocks*	—	4,080,400	—		4,080,400

Total Preferred Stocks	4,242,044	8,129,055	—		12,371,099

Other Investments*	—	—	1,043,100	(a)	1,043,100
Short-Term Investments	—	196,734,795	—		196,734,795

Total Investments	27,940,819	1,126,310,772	9,765,946		1,164,017,537

Bilateral Credit Default Swap Agreements (unrealized appreciation)	—	273,762	—		273,762
Centrally Cleared Credit Default Swap Agreements (unrealized appreciation)	—	89,298	—		89,298
Forward Foreign Currency Contracts (unrealized appreciation)	—	321,821	—		321,821
Futures Contracts (unrealized appreciation)	1,535	—	—		1,535

Total	$27,942,354	$1,126,995,653	$9,765,946		$1,164,703,953

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Written Options*	$(37,399)	$—	$—		$(37,399)
Bilateral Credit Default Swap Agreements (unrealized depreciation)	—	(181,811)	—		(181,811)
Centrally Cleared Interest Rate Swap Agreements (unrealized depreciation)	—	(1,055,774)	—		(1,055,774)
Forward Foreign Currency Contracts (unrealized depreciation)	—	(729,891)	—		(729,891)

Total	$(37,399)	$(1,967,476)	$—		$(2,004,875)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.
(b)	Fair valued by the Fund’s adviser using a broker dealer bid price provided by a single market maker ($871,938) or valued using broker-dealer bid prices ($611,488).
(c)	Includes securities fair valued at zero by the Fund’s adviser using level 3 inputs.
(d)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2019 and/or September 30, 2020:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2019		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2020		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2020
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$801,522		$—	$15,597	$(87,190)	$—	$(467,901)	$1,914,486	$—	$2,176,514		$(80,442)
ABS Other	2,337,230	(a)	—	54	(1,732,765)	176,688	(160,320)	862,539	—	1,483,426	(a)	(1,732,765)
Independent Energy	523,200	(a)	22,686	(1,472,185)	926,299	—	—	—	—	—		—
Non-Agency Commercial Mortgage-Backed Securities	2,770,066		—	—	(2,870,455)	—	—	4,655,269	—	4,554,880		(2,870,455)
Collateralized Loan Obligations	475,000		—	—	—	—	—	—	(475,000)	—		—
Loan Participations
ABS Other	—		113	14,430	(574,292)	—	(3,939,608)	5,003,559	—	504,202		(574,292)
Common Stock
Oil, Gas & Consumable Fuels	—	(a)	—	(439,290)	434,730	—	—	8,384	—	3,824		(4,559)
Preferred Stocks
Energy	293,900		—	—	(293,900)	—	—	—	—	—	(a)	(293,900)
Other Investments
Aircraft ABS	7,776,000		—	—	(6,732,900)	—	—	—	—	1,043,100		(6,732,900)
Equity Linked Notes	688,113		—	36,124	(30,859)	—	(693,378)	—	—	—		—

Total	$15,665,031		$22,799	$(1,845,270)	$(10,961,332)	$176,688	$(5,261,207)	$12,444,237	$(475,000)	$9,765,946		$(12,289,313)

(a)	Includes securities fair valued at zero using level 3 inputs.

Debt securities valued at $6,569,755 were transferred from Level 2 to Level 3 during the period ended September 30, 2020. At December 31, 2019, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At September 30, 2020, these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the securities.

A debt security valued at $862,539 was transferred from Level 2 to Level 3 during the period ended September 30, 2020. At December 31, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At September 30, 2020, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

A debt security valued at $475,000 was transferred from Level 3 to Level 2 during the period ended September 30, 2020. At December 31, 2019, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At September 30, 2020 this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $5,003,559 was transferred from Level 2 to Level 3 during the period ended September 30, 2020. At December 31, 2019, this security was valued at a bid price furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At September 30, 2020, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

A common stock valued at $8,384 was transferred from Level 1 to Level 3 during the period ended September 30, 2020. At December 31, 2019, this security was valued at the market price in the in accordance with the Fund’s valuation policies. At September 30, 2020, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service was unable to price the security.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts, futures contracts, option contracts and swap agreements.

The Fund seeks to achieve positive total returns over a full market cycle. The Fund pursues its objective by utilizing a flexible investment approach that allocates investments across a global range of investment opportunities related to credit, currencies and interest rates, while employing risk management techniques to mitigate downside risk. At times, the Fund expects to gain its investment exposure substantially through the use of derivatives, including forward foreign currency contracts, futures and option contracts, interest rate swaptions and swap agreements. During the period ended September 30, 2020, the Fund used futures, forward foreign currency contracts, option contracts, interest rate swap agreements and credit default swap agreements (as a protection seller) to gain investment exposures in accordance with its objective.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts and option contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the period ended September 30, 2020, the Fund engaged in forward foreign currency contracts for hedging purposes.

The Fund is subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund. The Fund may use credit default swaps, as a protection seller, to hedge its credit exposure to issuers of bonds it holds without having to sell the bonds. During the period ended September 30, 2020, the Fund engaged in credit default swap agreements (as a protection seller) to hedge its credit exposure.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts and interest rate swap agreements to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended September 30, 2020, the Fund engaged in interest rate swap agreements for hedging purposes.

The Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below-average performance in individual securities or in the equity market as a whole. The Fund may use futures contracts, purchased put options and written call options to hedge against a decline in value of an equity security that it owns. The Fund may also write put options to offset the cost of options used for hedging purposes. During the period ended September 30, 2020, the Fund engaged in futures and option contracts for hedging purposes.

The following is a summary of derivative instruments for the Fund, as of September 30, 2020:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts	Swap agreements at value	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$321,821	$—	$—	$321,821
Credit contracts	—	—	532,052	532,052

Total over-the counter asset derivatives	$321,821	$—	$532,052	$853,873

Exchange-traded/cleared asset derivatives
Interest rate contracts	$—	$1,535	$—	$1,535
Credit contracts	—	—	4,173,592	4,173,592

Total exchange-traded/cleared asset derivatives	$—	$1,535	$4,173,592	$4,175,127

Total asset derivatives	$321,821	$1,535	$4,705,644	$5,029,000

Liabilities	Options written at value	Unrealized depreciation on forward foreign currency contracts	Swap agreements at value	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$—	$(729,891)	$—	$(729,891)
Credit contracts	—	—	(720,427)	(720,427)

Total over-the counter liability derivatives	$—	$(729,891)	$(720,427)	$(1,450,318)

Exchange-traded/cleared liability derivatives
Interest rate contracts	$—	$—	$(1,054,299)	$(1,054,299)
Equity contracts	(37,399)	—	—	(37,399)

Total exchange-traded/cleared liability derivatives	$(37,399)	$—	$(1,054,299)	$(1,091,698)

Total liability derivatives	$(37,399)	$(729,891)	$(1,774,726)	$(2,542,016)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

OTC derivatives, including forward foreign currency contracts and swap agreements, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of September 30, 2020, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty:	Derivatives	Collateral Pledged
Bank of America, N.A.	$(77,770)	$—
JPMorgan Chase Bank N.A.	(249,270)	—
Morgan Stanley Capital Services, Inc.	(512,596)	384,345
Standard Chartered Bank	(253,962)	—

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of September 30, 2020:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$ 24,400,437	$23,209,372

Net loss amount reflects cash received as collateral of $450,000.

Industry Summary at September 30, 2020 (Unaudited)

ABS Home Equity	7.6%
ABS Car Loan	7.4
ABS Other	5.2
Technology	4.4
Finance Companies	3.3
Non-Agency Commercial Mortgage-Backed Securities	3.2
Cable Satellite	3.1
Aerospace & Defense	3.1
Banking	2.7
Consumer Cyclical Services	2.6
Automotive	2.6
Pharmaceuticals	2.1
Other Investments, less than 2% each	28.4
Short-Term Investments	16.5
Collateralized Loan Obligations	5.1
Total Investments	97.3

Other assets less liabilities (including open written options, swap agreements, forward foreign currency and futures contracts)	2.7

Net Assets	100.0%